Revenue - Additional Information (Details)				3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2023 Customer	Dec. 31, 2022 Customer	Mar. 31, 2023 Customer	Mar. 31, 2022 Customer
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Number of customers with more than threshold revenue percentage				1	1
Revenue recognized | $	$ 108,442	$ 292,031	$ 175,142
Revenue [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Number of customers with more than threshold revenue percentage						2	1
Accounts Receivable [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Number of customers with more than threshold revenue percentage						2	4
Customer One [Member] | Customer Concentration [Member] | Revenue [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Company revenue percentage				33.00%	30.00%	23.98%	10.00%
Customer One [Member] | Customer Concentration [Member] | Accounts Receivable [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Company revenue percentage						25.00%	21.18%
Customer Two [Member] | Customer Concentration [Member] | Revenue [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Company revenue percentage						15.00%
Customer Two [Member] | Customer Concentration [Member] | Accounts Receivable [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Company revenue percentage						14.00%	17.72%
Customer Three [Member] | Customer Concentration [Member] | Accounts Receivable [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Company revenue percentage							15.11%
Customer Four [Member] | Customer Concentration [Member] | Accounts Receivable [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Company revenue percentage							14.62%